ACCOUNTS RECEIVABLE, NET (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Product Information [Line Items]
Accounts receivable, net	$ 11,012,741	$ 11,781,103
Accounts Receivable [Member]
Product Information [Line Items]
Accounts receivable, net	$ 2,900,000
Account receivable, percentage	26.00%